SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

During February and March 2014 certain holders of the Company’s Series E Convertible Preferred Stock converted 1,473 shares into 4,419,000 shares of common stock of the Company in accordance with the Series E certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E which was equivalent to a conversion price of $0.33 per share of common stock.